11. SHAREHOLDERS' EQUITY: Schedule of changes in share options (Details) - Share options including those granted to directors, officers, employees and consultants - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	2,420,000	1,460,938	1,303,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.24	$ 1.38	$ 1.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	665,000	2,420,000	672,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.23	$ 0.24	$ 1.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(415,000)	(1,460,938)	(115,312)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0.24	$ 1.38	$ 1.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(131,000)	0	(400,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0.22	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	2,539,000	2,420,000	1,460,938
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.24	$ 0.24	$ 1.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,536,500	1,188,750	1,184,324
Weighted Average Exercise price at end of period	$ 0.24	$ 0.22